Financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Carrying Value and Fair Value of Each Category of Financial Assets

The following tables present the carrying value and fair value of each category of financial assets and liabilities as at March 31, 2018 and 2019.

As at March 31, 2018:
	(₹ in million)
Financial assets	Held for trading	Loans and receivables	Available for sale financial assets	Derivatives designated as hedging instruments	Total carrying value	Total fair value
Financial assets investments
—at fair value	—	—	1,595	—	1,595	1,595
Other non—current assets	—	30,049	—	—	30,049	30,049
Trade and other receivables	—	44,549	—	—	44,549	44,549
Short term investments
—Bank deposits	—	30,633	—	—	30,633	30,633
—Other investments	285,363	—	—	—	285,363	285,363
Derivative financial assets	334	—	—	1,190	1,524	1,524
Cash and cash equivalents	—	42,192	—	—	42,192	42,192
Restricted cash and cash equivalents	—	2,483	—	—	2,483	2,483

Total	285,697	149,906	1,595	1,190	438,388	438,388

As at March 31, 2019:
	(₹ in million)							(US dollars in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value	Total carrying value	Total fair value
Financial assets investments
—at fair value	47,717	*	1,148	—	—	48,865	48,865	707	707
Other non—current assets	—		—	—	47,959	47,959	47,959	693	693
Trade and other receivable	2,267	**	—	—	63,203	65,470	65,470	947	947
Short term investments
—Bank deposits	—		—	—	10,368	10,368	10,368	150	150
—Other investments	281,744		—	—	—	281,744	281,744	4,074	4,074
Financial instruments (derivatives)	302		—	476	—	778	778	11	11
Cash and cash equivalents	—		—	—	72,291	72,291	72,291	1,045	1,045
Restricted cash and cash equivalents	—		—	—	1,040	1,040	1,040	15	15

Total	332,030		1,148	476	194,861	528,515	528,515	7,642	7,642

*	Structured investments purchased from Volcan Investments Limited (Refer Note 35)
**	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities

As at March 31, 2018:
	(₹ in million)
Financial liabilities	Held for trading	Derivatives designated as hedging instruments	Amortised cost	Others*	Total carrying value	Total fair value
Borrowings	—	—	581,588	—	581,588	582,366
Acceptances	—	—	94,173	—	94,173	94,173
Trade and other payables	—	—	178,465	1,378	179,843	179,843
Derivative financial liabilities	1,663	947	—	—	2,610	2,610

Total	1,663	947	854,226	1,378	858,214	858,992

	(₹ in million)							(US dollars in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value	Total carrying value	Total fair value
Financial assets investments
—at fair value	47,717	*	1,148	—	—	48,865	48,865	707	707
Other non—current assets	—		—	—	47,959	47,959	47,959	693	693
Trade and other receivable	2,267	**	—	—	63,203	65,470	65,470	947	947
Short term investments
—Bank deposits	—		—	—	10,368	10,368	10,368	150	150
—Other investments	281,744		—	—	—	281,744	281,744	4,074	4,074
Financial instruments (derivatives)	302		—	476	—	778	778	11	11
Cash and cash equivalents	—		—	—	72,291	72,291	72,291	1,045	1,045
Restricted cash and cash equivalents	—		—	—	1,040	1,040	1,040	15	15

Total	332,030		1,148	476	194,861	528,515	528,515	7,642	7,642

As at March 31, 2019:
	(₹ in million)							(US dollars in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value	Total carrying value	Total fair value
Borrowings	—		—	662,262	—	662,262	661,853	9,575	9,570
Acceptances	—		—	81,157	—	81,157	81,157	1,174	1,174
Trade and other payables	10,635	**	—	233,475	1,953	246,063	246,063	3,558	3,558
Financial instruments (derivatives)	5,429		70	—	—	5,499	5,499	79	79

Total	16,064		70	976,894	1,953	994,981	994,572	14,386	14,381

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.

Summary of Categories of Financial Assets and Liabilities Measured at Fair Value

The below table summarizes the categories of financial assets and liabilities as at March 31, 2018 and 2019 measured at fair value:

As at March 31, 2018	(Level 1)	(Level 2)	(Level 3)
	(₹ in million)
Financial assets
At fair value through profit or loss
— Short term investments	75,667	209,696	—
— Derivatives financial assets		334	—
Available-for-sale investments
—Financial asset investments held at fair value	1,488	—	107
Derivatives designated as hedging instruments
— Derivatives financial assets	—	1,190	—

	77,155	211,220	107

Financial liabilities
At fair value through profit or loss
— Derivatives financial liabilities	—	1,663	—
— Trade and other payables- Put option liability with non controlling interest (Refer Note 4(b) and 24)	—	—	1,378
Derivatives designated as hedging instruments
— Derivatives financial liabilities	—	947	—

	—	2,610	1,378

As at March 31, 2019	(Level 1)	(Level 2)	(Level 3)	(Level 1)	(Level 2)	(Level 3)
	(₹ in million)			(US dollars in million)
Financial assets
At fair value through profit or loss
— Short term investments	67,122	213,813	809	971	3,091	12
— Financial asset investments held at fair value*	—	47,717	—	—	690	—
— Derivatives financial assets	—	302	—	—	4	—
— Trade and other receivables	—	2,267	—	—	33	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	1,041	—	107	15	—	2
Derivatives designated as hedging instruments
— Derivatives financial assets	—	476	—	—	7	—

	68,163	264,575	916	986	3,825	14

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	5,429	—	—	78	—
Trade payable	—	10,635	—	—	154	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	70	—	—	1	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 4(b) and 24)	—	—	1,953	—	—	28

	—	16,134	1953	—	233	28

*	Structured investments purchased from Volcan Investments Limited (Refer Note 35)

Summary of Financial Liabilities Carried at Amortised Cost

The below table summarizes the fair value of borrowings which are carried at amortised cost as at March 31, 2018 and 2019:

As at March 31, 2018	(Level 2)
(₹ in million)
Financial Liabilities
- Borrowings	582,366

582,366

As at March 31, 2019	(Level 2)	(Level 2)
	(₹ in million)	US dollars in million
Financial Liabilities
- Borrowings	661,853	9,570

	661,853	9,570

Schedule of impact of 10% increase/ decrease in equity prices on pre-tax profit/ (loss) for the year and pre-tax equity as a result of changes in value of the investment

For the year ended March 31, 2019:

	(₹ in million)
Financial asset investment	Total Exposure (fair value)	Effect on pre-tax profit/(loss) of a 10% increase in the equity price	Effect on pre-tax equity of a 10% increase in the equity price	Effect on pre-tax profit/(loss) of a 10% decrease in the equity price	Effect on pre-tax equity of a 10% decrease in the equity price
Structured investment	47,717	4,117	—	(1,927)	—

	(US dollars in million)
Financial asset investment	Total Exposure (fair value)	Effect on pre-tax profit/(loss) of a 10% increase in the equity price	Effect on pre-tax equity of a 10% increase in the equity price	Effect on pre-tax profit/(loss) of a 10% decrease in the equity price	Effect on pre-tax equity of a 10% decrease in the equity price
Structured investment	690	60	—	(29)	—

Schedule of impact of 10% increase in LME prices on pre-tax profit/(loss) for the year and pre-tax equity as a result of changes in the value of the Group's commodity financial instruments

Set out below is the impact of 10% increase in LME prices on pre-tax profit/(loss) for the year and pre-tax equity as a result of changes in the value of the Group’s commodity financial instruments:

For the year ended March 31, 2018	(₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	35,578	(3,558)	—

For the year ended March 31, 2019	(₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	1,851	(185)	—
US dollars in million	27	(3)	—

Schedule of Contractual Undiscounted Cash Obligations

The maturity profile of the Group’s financial liabilities based on the remaining period from the balance sheet date to the contractual maturity date is given in the table below. The figures reflect the contractual undiscounted cash obligation of the Group:

As at March 31, 2018 Payment due by year	<1 year	1-3 years	3-5 years	>5 years	Total
	(₹ in million)
Acceptances*	94,823	—	—	—	94,823
Trade and other payables**	168,200	1,372	1,378	—	170,950
Borrowings***	346,243	180,896	74,166	74,395	675,700
Derivative financial liabilities	1,432	1,178	—	—	2,610

	610,698	183,446	75,544	74,395	944,083

As at March 31, 2019 Payment due by year	<1 year	1-3 years	3-5 years	>5 years	Total
	(₹ in million)
Acceptances*	82,892	—	—	—	82,892
Trade and other payables**	219,863	11,187	1,953		233,003
Bank and other borrowings***	355,903	255,914	73,739	111,485	797,041
Derivative financial liabilities	4,510	989	—	—	5,499

	663,168	268,090	75,692	111,485	1,118,435

US dollars in million	9,589	3,876	1,094	1,612	16,171

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.

Summary of Funding Facilities

The Group had access to following funding facilities:

As at March 31, 2018
Funding facility	Total facility	Drawn	Un drawn
	(₹ in million)	(₹ in million)	(₹ in million)
Fund/ Non-fund based	571,900	464,857	107,043

As at March 31, 2019
Funding facility	Total facility	Drawn	Un drawn
	(₹ in million)	(₹ in million)	(₹ in million)
Fund/ Non-fund based	667,931	517,801	150,130

US dollars in million	9,658	7,487	2,171

Summary of Carrying Amount of the Group's Financial Assets and Liabilities in Different Currencies

The carrying amount of the Group’s financial assets and liabilities in different currencies are as follows:

	As at March 31, 2018		As at March 31, 2019		As at March 31, 2019
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)	(US dollars in million)
INR	356,944	616,168	330,048	695,617	4,773	10,058
USD	71,891	222,888	141,865	257,825	2,051	3,728
Others	9,553	19,158	56,602	41,539	818	600

Total	438,388	858,214	528,515	994,981	7,642	14,386

Impact of Strengthening of Functional Currency

Set out below is the impact of a 10% strengthening in the functional currencies of the respective entities on pre-tax profit/(loss) and pre-tax equity arising as a result of the revaluation of the Group’s foreign currency monetary financial assets/liabilities :

For the year ended March 31, 2018	Effect of 10% strengthening of functional currency on pre-tax profit/ (loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	(₹ in million)	(₹ in million)
USD	15,205	0
INR	609	—

For the year ended March 31, 2019	Effect of 10% strengthening of functional currency on pre-tax profit/ (loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)	Effect of 10% strengthening of functional currency on pre-tax profit/ (loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	(₹ in million)	(₹ in million)	(US dollars in millions)	(US dollars in millions)
USD	(10,287)	0	(149)	0
INR	975	—	14	—

Schedule of Exposure of Financial Assets and Financial Liabilities to Interest Rate Risk

The exposure of the Group’s financial assets as at March 31, 2018 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Financial assets	196,530	146,820	95,038	438,388

	196,530	146,820	95,038	438,388

The exposure of the Group’s financial liabilities as at March 31, 2018 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Financial liabilities	232,423	443,029	182,762	858,214

	232,423	443,029	182,762	858,214

The exposure of the Group’s financial assets as at March 31, 2019 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Financial assets	146,737	192,262	189,516	528,515

	146,737	192,262	189,516	528,515

(US dollars in million)	2,122	2,780	2,740	7,642

The exposure of the Group’s financial liabilities as at March 31, 2019 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Financial liabilities	309,226	436,913	248,842	994,981

	309,226	436,913	248,842	994,981

(US dollars in million)	4,471	6,317	3,598	14,386

Analysis of Movements in Interest Rates

Increase in interest rates Year ended March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
0.50%	(179)	(812)	(12)
1.00%	(359)	(1,625)	(24)
2.00%	(718)	(3,250)	(47)

Summary of Year End Trade and Other Receivable

Of the year end trade and other receivables, the following are expected to be realised in the normal course of business and hence not considered impaired:

As at March 31	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Neither impaired nor past due	34,278	64,349	930
Past due but not impaired
Due Less than 1 month	7,725	8,728	126
Due Between 1 - 3 months	3,897	3,359	49
Due Between 3 - 12 months	7,278	5,992	87
Due Greater than 12 months	15,477	25,323	366

	68,655	107,751	1,558

Summary of Movement in Allowance for Financial Assets Trade and Other Receivable

Movement in allowances for Financial Assets (trade and other receivables and other non-current assets)

	(₹ in million)	(US dollars in million)
As at April 01, 2017	9,566
Allowance made during the year	2,378
Reversals/ write-off during the year	(2,146)
Foreign Exchange difference	23

As at March 31, 2018	9,821	142

Allowance made during the year	491	7
Reversals/ write-off during the year	(54)	(1)
Foreign Exchange difference	193	3

As at March 31, 2019	10,451	151

Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities

The fair value of the Group’s derivative positions recorded under derivative financial assets and derivative financial liabilities are as follows:

	As at March 31, 2018		As at March 31, 2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	(₹ in million)				(US dollars in million)
Current
Cash flow hedges*
— Commodity contracts	1,184	947	31	60	0	1
— Forward foreign currency contracts	6	0	373	10	5	0
Fair value hedges**
— Commodity contracts	—	—	26	—	0	—
— Forward foreign currency contracts	—	—	46	—	1	—
Non-qualifying hedges
— Commodity contracts	54	153	52	720	1	10
— Forward foreign currency contracts	278	317	250	3,656	4	53
— Other (Foreign currency swap)	2	15	—	64	—	1
Non Current
Non-qualifying hedges
— Commodity contracts	—	7	—	—	—	—
— Forward foreign currency contracts	—	1,171	—	989	—	14

Total	1,524	2,610	778	5,499	11	79

*	Refer consolidated statements of comprehensive income and consolidated statements of change in equity for the change in the fair value of cash flow hedges.